VARIABLE INTEREST ENTITIES (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
VARIABLE INTEREST ENTITIES
Total assets	¥ 1,310,318,375		¥ 48,441,307		$ 205,617,546
Total liabilities	546,862,815		366,837,286		85,814,709
Revenue	135,875,140	$ 21,321,774	625,488	¥ 343,077
Net loss	(411,234,755)	(64,531,707)	397,883,388	(177,795,168)
Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
VARIABLE INTEREST ENTITIES
Total assets	28,596,733		10,357,329		4,487,451
Total liabilities	282,163,247		313,608,879		$ 44,277,571
Revenue	1,278,918	200,690	625,488	182,119
Net loss	¥ (23,621,808)	$ (3,706,777)	¥ (52,410,094)	¥ (51,667,515)